Stockholders' equity and dividend payment (Tables)	9 Months Ended
Sep. 30, 2024
Stockholders' equity and dividend payment [Abstract]
Stockholders Equity
Common stock
Issued at September 30, 2024	161,464,487
Numbers of shares authorized for issue at September 30, 2024	250,000,000
Par value	$0.01

Dividend Payment
Dividend payments made year-to-date as of September 30, 2024:
Payment date $ in thousands, except per common share	Total payment	Per common share
August 30, 2024	$43,595	$0.27
May 31, 2024	$46,786	$0.29
February 28, 2024	$35,492	$0.22
Total payments made year-to-date as of September 30, 2024	$125,873	$0.78

Dividend payment made during 2023:
Payment date $ in thousands, except per common share	Total payment	Per common share
November 28, 2023	$30,590	$0.19
August 30, 2023	$56,661	$0.35
May 25, 2023	$37,487	$0.23
February 24, 2023	$61,935	$0.38
Total payments made during 2023	$186,672	$1.15